Segment Information (Details) - Schedule of key financial performance measures of the segments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from subscription segment [Member]
Revenue from subscription segment
Revenue	$ 27,061,318	$ 25,664,145	$ 24,715,271
Cost of revenue	(23,541,956)	(21,863,278)	(18,772,861)
Gross profit	3,519,362	3,800,867	5,942,410
Revenue from advertisement segment [Member]
Revenue from subscription segment
Revenue	12,057,903	9,840,247	5,803,085
Cost of revenue	(8,655,196)	(4,599,359)	(3,573,660)
Gross profit	3,402,707	5,240,888	2,229,425
Revenue from live events segment [Member]
Revenue from subscription segment
Revenue	9,362,794
Cost of revenue	(6,933,370)
Gross profit	2,429,424
Consolidated [Member]
Revenue from subscription segment
Revenue	48,482,015	35,504,392	30,518,356
Cost of revenue	(39,130,522)	(26,462,637)	(22,346,521)
Gross profit	$ 9,351,493	$ 9,041,755	$ 8,171,835